13. Commitments and Contingencies (Details) (September 2019)	Sep. 30, 2019 USD ($)
Maturity of Lease Liability
2019	$ 25,886
2020	106,096
2021	108,705
2022	67,431
2023	60,124
2024 and thereafter	319,144
Total future undiscounted lease payments	687,386
Less: Interest	(287,428)
Present value of lease liabilities	$ 430,640